SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$
Property, plant and equipment	8,535	24,877	509	953	9,044	25,830
Additions - Property, plant and equipment	7,931	7,620	30	48	7,961	7,668
Mineral rights	193	804	20,080	19,707	20,273	20,511
Additions - Mineral rights	-	-	459	19,437	459	19,437
Total assets (1)	15,309	40,897	26,251	32,382	41,560	73,279
Total liabilities (Note 18)	34,173	11,959	11,874	10,878	46,047	22,837

(1)	Certain comparative period balances related to deferred income tax have been reallocated between segments to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

	2021	2020
	$	$
MEXICO
Revenue	37,955	26,202
Cost of sales	(33,507)	(24,630)
Exploration and holding expenses	(2,439)	(1,619)
Other income (expenses)	215	(1,058)
Provision for litigation (Note 18)	(22,282)	-
Impairment loss (Note 10 and 11)	(16,540)	-
Finance expenses	(183)	(136)
Income tax expense	(5,075)	(5,497)
Net loss	(41,856)	(6,738)

CORPORATE
General and administrative expenses	(6,689)	(6,896)
Exploration and holding expenses	(4,755)	(2,413)
Other (expenses) income	(973)	685
Finance expenses	(3,497)	(2,372)
Income tax (expense) recovery	(3)	1,714
Net loss	(15,917)	(9,282)

Net loss	(57,773)	(16,020)